Deferred taxes (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total	R$ 74,689	R$ 68,522
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total		7,156
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Total	14,571	26,511
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total	21,648	18,581
Later Than Five Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Total	21,579	16,274
Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Total	R$ 16,891